Accumulated Other Comprehensive Income and Other Components of Equity - Summary of Accumulated Other Comprehensive Income (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total accumulated other comprehensive income	₩ 117,469	₩ 86,051	₩ 194,934
Changes in investments in associates and joint ventures [member]
Total accumulated other comprehensive income	(3,461)	16,257	1,556
Gain or Loss on derivatives valuation [member]
Total accumulated other comprehensive income	25,031	19,809	(7,624)
Gain on valuation of financial assets at fair value through other comprehensive income [member]
Total accumulated other comprehensive income	108,685	61,438	211,573
Exchange differences on translation for foreign operations [member]
Total accumulated other comprehensive income	₩ (12,786)	₩ (11,453)	₩ (10,571)